Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 1,434	¥ 1,302
Fair value	19	19
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,182	1,105
Fair value	14	15
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	252	197
Fair value	5	4
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	1,627	1,541
Fair value	¥ (19)	¥ (22)